Estimated Useful Lives used to Depreciate Real Property Assets (Detail)	12 Months Ended
Dec. 31, 2021
Land
Property Plant And Equipment [Line Items]
Standard Depreciable Life	Not Depreciated
Buildings | Minimum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	30 years
Buildings | Maximum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	40 years
Site Improvements | Minimum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	7 years
Site Improvements | Maximum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	10 years